Consolidated Statements Of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from (used in) operating activities [Abstract]
Profit for the period	₩ 1,441,394	₩ 7,148,327	₩ 13,416,373
Adjustments for: [Abstract]
Income Tax Expense	2,172,824	3,365,141	5,239,413
Depreciation	9,660,039	8,881,273	8,269,118
Amortisation	113,672	79,715	72,266
Employee benefits expense	391,360	373,753	314,692
Bad debt expense	126,326	37,815	18,350
Interest expense	1,789,552	1,752,868	2,015,684
Losses on sale of financial assets	2,343	9	3,008
Losses on disposals of property, plant and equipment	70,514	4,996	1,933
Loss on abandonment of property, plant, and equipment	424,091	426,519	365,056
Impairment loss on property, plant and equipment	51,067	0	30,344
Impairment loss on intangible assets	20	3,945	22
Losses on disposal of intangible assets	183	158	16
Increase to provisions	1,690,120	1,782,732	1,602,724
Loss (gain) on foreign currency translation, net	(902,878)	253,468	617,224
Valuation and transaction loss (gain) on derivative instruments, net	1,043,628	(231,630)	(708,120)
Share in loss (income) of associates and joint ventures, net	81,688	18,926	(194,272)
Gains on disposal of financial assets	(1,130)	(1,482)	(4)
Gains on disposal of property plant, and equipment	(48,316)	(74,035)	(8,637,508)
Gains on disposal of intangible assets	(564)	0	(32)
Gain on disposal of investments in associates and joint ventures	(609)	(52)	(4,731)
Loss on disposal of investments in associates and joint ventures	0	2,935	0
Gain on disposal of investments in subsidiaries	0	0	(8,376)
Impairment loss on investments in associates and joint ventures	27,238	115,539	0
Interest income	(206,143)	(241,778)	(241,585)
Dividends income	(11,477)	(9,446)	(14,069)
Impairment loss on available-for-sale financial assets	2,713	86,703	84,370
Other inflows (outflows) of cash	16,679	66,260	(35,107)
Adjustments for Cash flows from operating activities	16,492,940	16,694,332	8,790,416
Changes in: [Abstract]
Trade receivables	(218,328)	200,529	715,498
Non-trade receivables	(31,807)	(68,322)	(17,102)
Accrued income	577,838	69,151	17,051
Other receivables	(1,271)	10,093	(9,441)
Other current assets	37,576	(259,492)	67,520
Inventories	(1,373,438)	(1,439,545)	(1,190,188)
Other non-current assets	(46,079)	(2,792)	(31,465)
Trade payables	342,126	141,994	(1,577,551)
Non-trade payables	(214,704)	(8,379)	38,223
Accrued expenses	(715,305)	(153,172)	(410,744)
Other payables	292	0	964
Other current liabilities	(126,323)	284,417	870,945
Other non-current liabilities	763,958	809,699	377,617
Investments in associates and joint ventures (dividends received)	106,983	75,407	114,708
Provisions	(1,390,606)	(1,527,129)	(1,033,502)
Payments of employee benefit obligations	(69,489)	(53,477)	(43,100)
Plan assets	(325,080)	(312,125)	(214,449)
Changes in assets and liabilities Cash flows from operating activities	(2,683,657)	(2,233,143)	(2,325,016)
Cash generated from operating activities	15,250,677	21,609,516	19,881,773
Dividends received (available-for-sale financial assets)	10,590	10,294	38,565
Interest paid	(1,886,303)	(2,041,379)	(2,176,040)
Interest received	173,226	240,878	133,875
Income taxes paid	(2,298,296)	(3,298,757)	(935,068)
Net cash flows from operating activities	11,249,894	16,520,552	16,943,105
Cash flows from investing activities [Abstract]
Proceeds from disposals of associates and joint ventures	10,542	46,644	22,058
Acquisition of associates and joint ventures	(206,753)	(113,222)	(116,114)
Proceeds from sales of property, plant and equipment	85,801	207,960	9,843,796
Acquisition of property, plant and equipment	(12,535,958)	(12,028,789)	(14,049,887)
Proceeds from sales of intangible assets	1,072	430	467
Acquisition of intangible assets	(143,887)	(124,422)	(87,946)
Proceeds from disposals of financial assets	5,296,680	10,876,017	242,856
Acquisition of financial assets	(4,786,717)	(8,130,621)	(5,326,151)
Increase in loans	(218,698)	(206,092)	(153,570)
Collection of loans	120,967	117,561	111,714
Increase in deposits	(397,078)	(468,734)	(352,669)
Decrease in deposits	110,383	161,166	185,154
Proceeds from government grants	55,533	32,878	52,696
Net cash inflow (outflow) from changes in consolidation scope	0	3,754	(968)
Other cash inflow (outflow) from investing activities, net	1,414	(20,400)	(145,406)
Net cash flows used in investing activities	(12,606,699)	(9,645,870)	(9,773,970)
Cash flows from financing activities [Abstract]
Proceeds from (Repayment of) short-term borrowings, Net	370,328	(49,604)	(65,355)
Proceeds from long-term borrowings and debt securities	10,098,067	2,302,060	4,178,454
Repayment of long-term borrowings and debt securities	(8,198,882)	(7,750,047)	(8,960,706)
Payment of finance lease liabilities	(122,919)	(118,215)	(110,040)
Settlement of derivative instruments, net	33,434	73,246	73,348
Proceeds on disposal of partial interest in a subsidiary that does not involve loss of control	0	0	67,914
Change in non-controlling interest	23,582	10,538	36,105
Repayment of hybrid bond	(99,750)	0	0
Dividends paid (hybrid bond)	(15,856)	(16,455)	(16,455)
Dividends paid	(1,340,387)	(2,088,429)	(409,884)
Other cash outflow from financing activities, net	(2,023)	(570)	0
Net cash flows from (used in) financing activities	745,594	(7,637,476)	(5,206,619)
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes	(611,211)	(762,794)	1,962,516
Effect of exchange rate fluctuations on cash held	(70,403)	31,082	24,249
Net increase (decrease) in cash and cash equivalents	(681,614)	(731,712)	1,986,765
Cash and cash equivalents at January 1	3,051,353	3,783,065	1,796,300
Cash and cash equivalents at December 31	₩ 2,369,739	₩ 3,051,353	₩ 3,783,065